Related Party Transactions - Additional Information (Details) - USD ($)		12 Months Ended			38 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2012
Disclosure of transactions between related parties [line items]
Services received, related party transactions		$ 18,000,000	$ 21,000,000	$ 13,000,000
Services received, construction-in-progress capitalized, related party transactions		1,000,000
Services received, deferred financing costs capitalized, related party transactions			4,000,000
Services received, prepayments capitalized, related party transactions			1,000,000
Services received, net of amounts capitalized, related party transactions	[1]	17,000,000	16,000,000	13,000,000
Royalty expense	[2]	$ 23,000,000	43,000,000	22,000,000
Related parties [member]
Disclosure of transactions between related parties [line items]
Average credit period, receivables		45 days
Average credit period, payables		45 days
Corporate expense [Member]
Disclosure of transactions between related parties [line items]
Royalty expense		$ 22,000,000	$ 42,000,000	$ 22,000,000
Sands Macao, The Venetian Macao and The Plaza Macao, combined [Member]
Disclosure of transactions between related parties [line items]
Royalty fee cap, annual increase, percent		20.00%
Sands Macao, The Venetian Macao and The Plaza Macao, combined [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Royalty expense					$ 20,000,000
Sands Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues					1.50%
The Venetian Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues					1.50%
The Plaza Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues					1.50%
Subsequent casino gaming properties [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues		1.50%			1.50%
Royalty fee cap, annual increase, percent		20.00%
Subsequent casino gaming properties [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Royalty expense		$ 20,000,000

[1]	Total management fees for the years ended December 31, 2022, 2021 and 2020 includes US$2 million, US$3 million and US$3 million charged by third parties and US$17 million, US$16 million and US$13 million charged by related parties, net of amounts capitalized. Refer to Note 26(a)(ii) for further information.
[2]	Total royalty fee for the years ended December 31, 2022 and 2021 includes US$1 million and US$1 million charged by third parties and US$22 million and US$42 million charged by a related party, respectively. Refer to Note 26(a)(v) for further information related to the royalty charged by a related party.